Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 798,120,000.00
Previously Paid Amount	0.00
Total Fee Amount	110,220.37
Total Offset Amount	0.00
Net Fee	110,220.37
Narrative - Max Aggregate Offering Price	$ 798,120,000.00
Final Prospectus	true